Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consist of the following:

	As of
	June 30,	December 31,
	2025	2024
Accounts receivable:	$31,404,732	$21,378,868
Retention receivable	664,740	559,064
Less: allowance for credit losses	(992,180)	(1,880,343)
Accounts receivable, net	$30,412,552	$19,498,525

Schedule of Allowance for Credit Losses

Allowance for credit losses movement:

	As of
	June 30,	December 31,
	2025	2024
Beginning balance	$1,880,343	$836,974
Additions/(reversal)	(912,445)	1,083,581
Exchange rate effect	24,282	(40,212)
Ending balance	$992,180	$1,880,343